UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottingham Advisors Inc.
Address: 500 Essjay Road, Suite 220
         Williamsville, NY  14221

13F File Number:  028-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Mohn
Title:     Chief Compliance Officer
Phone:     716-633-3800

Signature, Place, and Date of Signing:

 /s/ Karen Mohn     Williamsville, NY     May 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $196,727 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     3925   221508 SH       SOLE                   221508        0        0
AT&T INC                       COM              00206R102      293     7993 SH       SOLE                     7993        0        0
BANK OF AMERICA CORPORATION    COM              060505104      158    13024 SH       SOLE                    13024        0        0
BLACKROCK MUNIYIELD QLTY FD    COM              09254E103      163    10700 SH       SOLE                    10700        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      215    27536 SH       SOLE                    27536        0        0
COMMUNITY BK SYS INC           COM              203607106      220     7439 SH       SOLE                     7439        0        0
EXXON MOBIL CORP               COM              30231G102      769     8542 SH       SOLE                     8542        0        0
GENERAL ELECTRIC CO            COM              369604103      956    41418 SH       SOLE                    41418        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      266     1251 SH       SOLE                     1251        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     3805   133466 SH       SOLE                   133466        0        0
ISHARES INC                    MSCI EMU INDEX   464286608     4699   143946 SH       SOLE                   143946        0        0
ISHARES INC                    MSCI TURKEY FD   464286715      254     3575 SH       SOLE                     3575        0        0
ISHARES INC                    CORE MSCI EMKT   46434G103    13249   261020 SH       SOLE                   261020        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     1576    24873 SH       SOLE                    24873        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      611    14297 SH       SOLE                    14297        0        0
ISHARES TR                     S&P 500 VALUE    464287408      350     4750 SH       SOLE                     4750        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     5679    96297 SH       SOLE                    96297        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507    11352    98653 SH       SOLE                    98653        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    23990   295564 SH       SOLE                   295564        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    23718   332331 SH       SOLE                   332331        0        0
ISHARES TR                     CORE S&P SCP ETF 464287804    10078   115760 SH       SOLE                   115760        0        0
ISHARES TR                     MRTG PLS CAP IDX 464288539     1933   123626 SH       SOLE                   123626        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     8591   131442 SH       SOLE                   131442        0        0
ISHARES TR                     EAFE MIN VOLAT   46429B689      358     6000 SH       SOLE                     6000        0        0
ISHARES TR                     USA MIN VOL ID   46429B697    23484   716866 SH       SOLE                   716866        0        0
ISHARES TR                     CORE MSCI EAFE   46432F842    15151   286030 SH       SOLE                   286030        0        0
JOHNSON & JOHNSON              COM              478160104      276     3395 SH       SOLE                     3395        0        0
M & T BK CORP                  COM              55261F104     1045    10139 SH       SOLE                    10139        0        0
MICROSOFT CORP                 COM              594918104      209     7332 SH       SOLE                     7332        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779      295     9510 SH       SOLE                     9510        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      229     2887 SH       SOLE                     2887        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772     1600    32924 SH       SOLE                    32924        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      513     7775 SH       SOLE                     7775        0        0
SYNERGETICS USA INC            COM              87160G107      242    70000 SH       SOLE                    70000        0        0
TRANS1 INC                     COM              89385X105      347   155533 SH       SOLE                   155533        0        0
UROLOGIX INC                   COM              917273104      101   183725 SH       SOLE                   183725        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629      215     2325 SH       SOLE                     2325        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    16895   257155 SH       SOLE                   257155        0        0
VANGUARD WORLD FDS             FINANCIALS ETF   92204A405     2817    73936 SH       SOLE                    73936        0        0
VANGUARD WORLD FDS             HEALTH CAR ETF   92204A504     6178    74510 SH       SOLE                    74510        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208     1287    25144 SH       SOLE                    25144        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     6536   118723 SH       SOLE                   118723        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     1053    20274 SH       SOLE                    20274        0        0
WISDOMTREE TRUST               JAPN HEDGE EQT   97717W851     1046    24232 SH       SOLE                    24232        0        0